Debt Maturities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Debt Disclosure [Abstract]
2012	$ 46.9
2013	575.0
2014	0
2015	881.2
2016	0
Thereafter	489.6
Total	$ 1,992.7